Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Common stocks: 99.02%
Communication services: 0.49%
Media: 0.49%
TechTarget Incorporated †	23,700	$ 1,403,040
Consumer discretionary: 10.24%
Auto components: 1.32%
Fox Factory Holding Corporation †	47,210	3,733,367
Hotels, restaurants & leisure: 4.76%
First Watch Restaurant Group †	90,304	1,307,602
Hilton Grand Vacations Incorporated †	110,700	3,640,923
Papa John's International Incorporated	76,520	5,357,165
Wingstop Incorporated	25,669	3,219,406
		13,525,096
Multiline retail: 0.54%
Ollie's Bargain Outlet Holdings Incorporated †	29,500	1,522,200
Specialty retail: 2.07%
Boot Barn Holdings Incorporated †	21,340	1,247,536
Leslie's Incorporated †	98,792	1,453,230
Lithia Motors Incorporated Class A	14,820	3,179,631
		5,880,397
Textiles, apparel & luxury goods: 1.55%
Crocs Incorporated †	24,680	1,694,529
Deckers Outdoor Corporation †	8,680	2,713,455
		4,407,984
Consumer staples: 4.30%
Beverages: 2.00%
Celsius Holdings Incorporated †	25,300	2,294,204
Duckhorn Portfolio Incorporated †	175,165	2,527,631
MGP Ingredients Incorporated	8,200	870,512
		5,692,347
Food & staples retailing: 1.73%
The Chef's Warehouse Incorporated †	169,370	4,906,649
Food products: 0.57%
The Simply Good Foods Company †	50,500	1,615,495
Energy: 2.60%
Energy equipment & services: 0.99%
Helmerich & Payne Incorporated	76,200	2,817,114
Oil, gas & consumable fuels: 1.61%
Matador Resources Company	43,000	2,103,560
Viper Energy Partners LP	85,800	2,459,028
		4,562,588
See accompanying notes to portfolio of investments

Allspring VT Small Cap Growth Fund  |  1

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Financials: 6.33%
Capital markets: 1.93%
Stifel Financial Corporation	105,635	$ 5,483,513
Insurance: 4.40%
Kinsale Capital Group Incorporated	48,876	12,483,908
Health care: 28.57%
Biotechnology: 6.99%
Apellis Pharmaceuticals Incorporated †	22,800	1,557,240
Arcutis Biotherapeutics Incorporated †	168,546	3,220,914
Biohaven Pharmaceutical Holding Company †	18,480	2,793,622
Cytokinetics Incorporated †	42,500	2,059,125
Fate Therapeutics Incorporated †	47,660	1,068,061
Halozyme Therapeutics Incorporated †	147,640	5,837,686
Immunocore Holdings PLC ADR †	21,900	1,027,986
Vericel Corporation †	98,195	2,278,124
		19,842,758
Health care equipment & supplies: 15.70%
Axonics Incorporated †	80,600	5,677,464
Figs Incorporated Class A †	165,630	1,366,448
Inari Medical Incorporated †	50,900	3,697,376
Inspire Medical Systems Incorporated †	27,940	4,955,718
iRhythm Technologies Incorporated †	42,400	5,311,872
Omnicell Incorporated †	10,000	870,300
Orthopediatrics Corporation †	78,501	3,622,036
Outset Medical Incorporated †	64,368	1,025,382
Shockwave Medical Incorporated †	38,946	10,829,714
SI-BONE Incorporated †	161,698	2,823,247
Silk Road Medical Incorporated †	27,310	1,228,950
TransMedics Group Incorporated †	75,459	3,149,659
		44,558,166
Health care providers & services: 2.30%
Castle Biosciences Incorporated †	81,218	2,118,165
HealthEquity Incorporated †	41,300	2,774,121
Privia Health Group Incorporated †	47,894	1,631,270
		6,523,556
Health care technology: 1.09%
Evolent Health Incorporated Class A †	86,500	3,107,945
Life sciences tools & services: 0.18%
Akoya Biosciences Incorporated †	43,452	510,561
Pharmaceuticals: 2.31%
Amylyx Pharmaceuticals Incorporated †«	61,681	1,736,320
Harmony Biosciences Holdings †	20,500	907,945
Pacira Biosciences Incorporated †	43,800	2,329,722
Revance Therapeutics Incorporated †	58,400	1,576,800
		6,550,787
See accompanying notes to portfolio of investments

2  |  Allspring VT Small Cap Growth Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Industrials: 16.94%
Building products: 2.38%
Zurn Water Solutions Corporation	276,350	$ 6,770,575
Commercial services & supplies: 2.87%
Casella Waste Systems Incorporated Class A †	106,590	8,142,410
Construction & engineering: 0.44%
Construction Partners Incorporated Class A †	47,300	1,240,679
Electrical equipment: 3.69%
Array Technologies Incorporated †	101,300	1,679,554
Regal Rexnord Corporation	50,074	7,028,387
Shoals Technologies Group Class A †	81,800	1,762,790
		10,470,731
Machinery: 2.01%
Chart Industries Incorporated †	13,400	2,470,290
Evoqua Water Technologies Company †	97,600	3,227,632
		5,697,922
Professional services: 2.94%
ASGN Incorporated †	92,441	8,353,893
Road & rail: 0.57%
Saia Incorporated †	8,592	1,632,480
Trading companies & distributors: 2.04%
Applied Industrial Technologies Incorporated	26,300	2,703,114
SiteOne Landscape Supply Incorporated †	29,570	3,079,420
		5,782,534
Information technology: 29.55%
Communications equipment: 2.44%
Calix Incorporated †	113,300	6,927,162
Electronic equipment, instruments & components: 2.28%
Novanta Incorporated †	56,008	6,477,325
IT services: 8.19%
BigCommerce Holdings Incorporated Series 1 †	105,100	1,555,480
DigitalOcean Holdings Incorporated †«	33,300	1,204,461
Endava plc ADR †	38,634	3,115,059
EVO Payments Incorporated Class A †	134,001	4,462,233
ExlService Holdings Incorporated †	33,200	4,892,352
Flywire Corporation †	105,600	2,424,576
Perficient Incorporated †	9,300	604,686
Shift4 Payments Incorporated Class A †	78,600	3,506,346
WNS Holdings Limited ADR †	18,000	1,473,120
		23,238,313
Semiconductors & semiconductor equipment: 5.45%
Allegro MicroSystems Incorporated †	182,916	3,996,715
Diodes Incorporated †	76,890	4,990,930
Semtech Corporation †	107,950	3,174,810
See accompanying notes to portfolio of investments

Allspring VT Small Cap Growth Fund  |  3

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment (continued)
Silicon Laboratories Incorporated †	20,870	$ 2,576,193
Sitime Corporation †	9,200	724,316
		15,462,964
Software: 11.19%
CyberArk Software Limited †	25,700	3,853,458
EXPENSIFY Incorporated Class A †	43,285	644,081
Jamf Holding Corporation †	124,558	2,760,205
Paycor HCM Incorporated †	163,661	4,837,819
Rapid7 Incorporated †	56,818	2,437,492
Sprout Social Incorporated Class A †	33,739	2,047,283
SPS Commerce Incorporated †	83,474	10,369,975
Verint Systems Incorporated	41,700	1,400,286
Workiva Incorporated †	43,900	3,415,420
		31,766,019
Total Common stocks (Cost $262,516,771)		281,090,478

		Yield
Short-term investments: 2.70%
Investment companies: 2.70%
Allspring Government Money Market Fund Select Class ♠∞		2.75%	5,930,971	5,930,971
Securities Lending Cash Investments LLC ♠∩∞		3.08	1,735,520	1,735,520
Total Short-term investments (Cost $7,666,491)				7,666,491
Total investments in securities (Cost $270,183,262)	101.72%			288,756,969
Other assets and liabilities, net	(1.72)			(4,882,500)
Total net assets	100.00%			$283,874,469

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
See accompanying notes to portfolio of investments

4  |  Allspring VT Small Cap Growth Fund

Portfolio of investments—September 30, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$6,232,112	$85,564,342	$(85,865,483)	$0	$0	$5,930,971	5,930,971	$41,024
Securities Lending Cash Investments LLC	11,274,475	83,539,726	(93,078,681)	0	0	1,735,520	1,735,520	68,341#
				$0	$0	$7,666,491		$109,365

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Allspring VT Small Cap Growth Fund  |  5

Notes to portfolio of investments—September 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

6  |  Allspring VT Small Cap Growth Fund

Notes to portfolio of investments—September 30, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$1,403,040	$0	$0	$1,403,040
Consumer discretionary	29,069,044	0	0	29,069,044
Consumer staples	12,214,491	0	0	12,214,491
Energy	7,379,702	0	0	7,379,702
Financials	17,967,421	0	0	17,967,421
Health care	81,093,773	0	0	81,093,773
Industrials	48,091,224	0	0	48,091,224
Information technology	83,871,783	0	0	83,871,783
Short-term investments
Investment companies	7,666,491	0	0	7,666,491
Total assets	$288,756,969	$0	$0	$288,756,969
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended September 30, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring VT Small Cap Growth Fund  |  7